Related party transactions - Summary of Aggregate Compensation made to Directors and other Members of key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 2,577,166	$ 2,592,456
Long-term employee benefits	5,648	17,742
Post-employment benefits	66,539	70,915
Share based payments	(60,858)	552,174
Key management personnel compensation	$ 2,588,495	$ 3,233,287